Subordinated liabilities - Contractual maturities (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subordinated liabilities
Subordinated liabilities	£ 5,755	£ 7,295
Final redemption
Subordinated liabilities
Subordinated liabilities	5,755	7,295
Final redemption | Within 1 year
Subordinated liabilities
Subordinated liabilities	21	369
Final redemption | After 1 year but within 2 years
Subordinated liabilities
Subordinated liabilities	1,000	325
Final redemption | After 2 years but within 5 years
Subordinated liabilities
Subordinated liabilities	299	1,562
Final redemption | 5-10 years
Subordinated liabilities
Subordinated liabilities	1,998	2,373
Final redemption | Perpetual
Subordinated liabilities
Subordinated liabilities	2,437	2,666
Call date
Subordinated liabilities
Subordinated liabilities	5,755	7,295
Call date | Currently
Subordinated liabilities
Subordinated liabilities	701	2,967
Call date | Within 1 year
Subordinated liabilities
Subordinated liabilities	4,402	361
Call date | After 1 year but within 2 years
Subordinated liabilities
Subordinated liabilities	17	2,700
Call date | After 2 years but within 5 years
Subordinated liabilities
Subordinated liabilities	387	562
Call date | 5-10 years
Subordinated liabilities
Subordinated liabilities		415
Call date | Perpetual
Subordinated liabilities
Subordinated liabilities	248	290
Sterling | Final redemption
Subordinated liabilities
Subordinated liabilities	4,947	5,074
Sterling | Final redemption | Within 1 year
Subordinated liabilities
Subordinated liabilities	18	19
Sterling | Final redemption | After 1 year but within 2 years
Subordinated liabilities
Subordinated liabilities	1,000
Sterling | Final redemption | After 2 years but within 5 years
Subordinated liabilities
Subordinated liabilities	299	1,408
Sterling | Final redemption | 5-10 years
Subordinated liabilities
Subordinated liabilities	1,998	2,030
Sterling | Final redemption | Perpetual
Subordinated liabilities
Subordinated liabilities	1,632	1,617
Sterling | Call date
Subordinated liabilities
Subordinated liabilities	4,947	5,074
Sterling | Call date | Currently
Subordinated liabilities
Subordinated liabilities	701	1,689
Sterling | Call date | Within 1 year
Subordinated liabilities
Subordinated liabilities	3,718	18
Sterling | Call date | After 1 year but within 2 years
Subordinated liabilities
Subordinated liabilities		2,700
Sterling | Call date | After 2 years but within 5 years
Subordinated liabilities
Subordinated liabilities	387	408
Sterling | Call date | 5-10 years
Subordinated liabilities
Subordinated liabilities		89
Sterling | Call date | Perpetual
Subordinated liabilities
Subordinated liabilities	141	170
US dollar | Final redemption
Subordinated liabilities
Subordinated liabilities	526	1,108
US dollar | Final redemption | Within 1 year
Subordinated liabilities
Subordinated liabilities	2	6
US dollar | Final redemption | After 1 year but within 2 years
Subordinated liabilities
Subordinated liabilities		325
US dollar | Final redemption | Perpetual
Subordinated liabilities
Subordinated liabilities	524	777
US dollar | Call date
Subordinated liabilities
Subordinated liabilities	526	1,108
US dollar | Call date | Currently
Subordinated liabilities
Subordinated liabilities		1,108
US dollar | Call date | Within 1 year
Subordinated liabilities
Subordinated liabilities	526
Euro | Final redemption
Subordinated liabilities
Subordinated liabilities	274	1,105
Euro | Final redemption | Within 1 year
Subordinated liabilities
Subordinated liabilities	1	344
Euro | Final redemption | After 2 years but within 5 years
Subordinated liabilities
Subordinated liabilities		154
Euro | Final redemption | 5-10 years
Subordinated liabilities
Subordinated liabilities		343
Euro | Final redemption | Perpetual
Subordinated liabilities
Subordinated liabilities	273	264
Euro | Call date
Subordinated liabilities
Subordinated liabilities	274	1,105
Euro | Call date | Currently
Subordinated liabilities
Subordinated liabilities		162
Euro | Call date | Within 1 year
Subordinated liabilities
Subordinated liabilities	158	343
Euro | Call date | After 1 year but within 2 years
Subordinated liabilities
Subordinated liabilities	9
Euro | Call date | After 2 years but within 5 years
Subordinated liabilities
Subordinated liabilities		154
Euro | Call date | 5-10 years
Subordinated liabilities
Subordinated liabilities		326
Euro | Call date | Perpetual
Subordinated liabilities
Subordinated liabilities	107	120
Other | Final redemption
Subordinated liabilities
Subordinated liabilities	8	8
Other | Final redemption | Perpetual
Subordinated liabilities
Subordinated liabilities	8	8
Other | Call date
Subordinated liabilities
Subordinated liabilities	8	8
Other | Call date | Currently
Subordinated liabilities
Subordinated liabilities		8
Other | Call date | After 1 year but within 2 years
Subordinated liabilities
Subordinated liabilities	8
Bank
Subordinated liabilities
Subordinated liabilities	5,640	5,890
Bank | Final redemption
Subordinated liabilities
Subordinated liabilities	5,640	5,890
Bank | Final redemption | Within 1 year
Subordinated liabilities
Subordinated liabilities	21	25
Bank | Final redemption | After 1 year but within 2 years
Subordinated liabilities
Subordinated liabilities	1,000
Bank | Final redemption | After 2 years but within 5 years
Subordinated liabilities
Subordinated liabilities	299	1,310
Bank | Final redemption | 5-10 years
Subordinated liabilities
Subordinated liabilities	2,000	2,001
Bank | Final redemption | Perpetual
Subordinated liabilities
Subordinated liabilities	2,320	2,554
Bank | Call date
Subordinated liabilities
Subordinated liabilities	5,640	5,890
Bank | Call date | Currently
Subordinated liabilities
Subordinated liabilities	701	2,633
Bank | Call date | Within 1 year
Subordinated liabilities
Subordinated liabilities	4,411	18
Bank | Call date | After 1 year but within 2 years
Subordinated liabilities
Subordinated liabilities		2,701
Bank | Call date | After 2 years but within 5 years
Subordinated liabilities
Subordinated liabilities	388	309
Bank | Call date | 5-10 years
Subordinated liabilities
Subordinated liabilities		89
Bank | Call date | Perpetual
Subordinated liabilities
Subordinated liabilities	140	140
Bank | Sterling | Final redemption
Subordinated liabilities
Subordinated liabilities	4,947	4,957
Bank | Sterling | Final redemption | Within 1 year
Subordinated liabilities
Subordinated liabilities	18	18
Bank | Sterling | Final redemption | After 1 year but within 2 years
Subordinated liabilities
Subordinated liabilities	1,000
Bank | Sterling | Final redemption | After 2 years but within 5 years
Subordinated liabilities
Subordinated liabilities	299	1,310
Bank | Sterling | Final redemption | 5-10 years
Subordinated liabilities
Subordinated liabilities	2,000	2,001
Bank | Sterling | Final redemption | Perpetual
Subordinated liabilities
Subordinated liabilities	1,630	1,628
Bank | Sterling | Call date
Subordinated liabilities
Subordinated liabilities	4,947	4,957
Bank | Sterling | Call date | Currently
Subordinated liabilities
Subordinated liabilities	701	1,700
Bank | Sterling | Call date | Within 1 year
Subordinated liabilities
Subordinated liabilities	3,718	18
Bank | Sterling | Call date | After 1 year but within 2 years
Subordinated liabilities
Subordinated liabilities		2,701
Bank | Sterling | Call date | After 2 years but within 5 years
Subordinated liabilities
Subordinated liabilities	388	309
Bank | Sterling | Call date | 5-10 years
Subordinated liabilities
Subordinated liabilities		89
Bank | Sterling | Call date | Perpetual
Subordinated liabilities
Subordinated liabilities	140	140
Bank | US dollar | Final redemption
Subordinated liabilities
Subordinated liabilities	526	771
Bank | US dollar | Final redemption | Within 1 year
Subordinated liabilities
Subordinated liabilities	2	6
Bank | US dollar | Final redemption | Perpetual
Subordinated liabilities
Subordinated liabilities	524	765
Bank | US dollar | Call date
Subordinated liabilities
Subordinated liabilities	526	771
Bank | US dollar | Call date | Currently
Subordinated liabilities
Subordinated liabilities		771
Bank | US dollar | Call date | Within 1 year
Subordinated liabilities
Subordinated liabilities	526
Bank | Euro | Final redemption
Subordinated liabilities
Subordinated liabilities	167	162
Bank | Euro | Final redemption | Within 1 year
Subordinated liabilities
Subordinated liabilities	1	1
Bank | Euro | Final redemption | Perpetual
Subordinated liabilities
Subordinated liabilities	166	161
Bank | Euro | Call date
Subordinated liabilities
Subordinated liabilities	167	162
Bank | Euro | Call date | Currently
Subordinated liabilities
Subordinated liabilities		£ 162
Bank | Euro | Call date | Within 1 year
Subordinated liabilities
Subordinated liabilities	£ 167